Semiannual Report - Financial Statements

T. Rowe Price

Tax-Free
High Yield Fund
August 31, 2002

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Unaudited

Financial Highlights             For a share outstanding throughout each period

               6 Months   Year
               Ended      Ended
               8/31/02    2/28/02    2/28/01    2/29/00    2/28/99    2/28/98

NET ASSET VALUE
Beginning of
period         $  11.50   $  11.56   $  11.21   $  12.53   $  12.66   $  12.12

Investment activities
 Net investment
 income (loss)     0.32       0.67       0.67       0.66       0.66       0.69
 Net realized and
 unrealized gain
(loss)            (0.01)     (0.07)      0.35      (1.32)     (0.07)      0.54
 Total from
 investment
 activities        0.31       0.60       1.02      (0.66)      0.59       1.23
Distributions
 Net investment
income            (0.32)     (0.66)     (0.67)     (0.66)     (0.66)     (0.69)
 Net realized
 gain              --         --         --         --        (0.06)      --
 Total
distributions     (0.32)     (0.66)     (0.67)     (0.66)     (0.72)     (0.69)

NET ASSET VALUE
End of period  $  11.49   $  11.50   $  11.56   $  11.21   $1 2.53    $  12.66

Ratios/Supplemental Data

Total return^      2.78%      5.28%      9.36%     (5.41)%     4.80%     10.42%
Ratio of total
expenses to
average net
assets         0.71%!         0.71%      0.72%      0.71%      0.71%      0.72%
Ratio of net
investment
income (loss)
to average
net assets     5.60%!         5.72%      5.89%      5.54%      5.28%      5.59%
Portfolio turnover
rate           28.2%!         32.7%      15.1%      57.4%      38.9%      24.4%
Net assets, end
of period
(in millions)  $  1,137   $  1,110   $  1,095   $  1,080   $  1,357   $  1,242


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!   Annualized



The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Unaudited                                                       August 31, 2002

Statement of Net Assets                                 Par               Value
                                                               In thousands

ALABAMA  1.8%
Alexander Special Care Fac. Fin.,
Russell Hosp.
  6.00%, 12/1/22                           $         3,075      $         2,827
Baldwin County Eastern Shore Hosp. Auth.
    Thomas Hosp.
  5.75%, 4/1/27                                      2,500                2,192
  6.75%, 4/1/21                                      1,450                1,461
Courtland Ind. Dev. Board, PCR
    Int'l. Paper
  5.90%, 2/1/17                                      3,750                3,788
  6.70%, 11/1/29 (triangle)                          1,000                1,045
Phoenix County IDA, PCR
    MeadWestvaco Corp.,
  6.35%, 5/15/35 (triangle)                          3,000                2,900
Rainbow City Special Health Care Fac.
  Regency Pointe, 8.125%, 1/1/21                     4,140                4,242
Selma Ind. Dev. Board, PCR,
  Int'l. Paper, 6.70%, 2/1/18 (triangle)             2,000                2,107
Total Alabama (Cost  $20,222)                                            20,562

ALASKA  1.3%
Alaska HFC
  5.875%, 12/1/24 (MBIA Insured)                     2,505                2,584
  6.10%, 6/1/30                                      4,235                4,501
  6.15%, 6/1/39                                      6,780                7,198
Total Alaska (Cost  $13,199)                                             14,283

ARIZONA  1.3%
Coconino County, PCR, Nevada Power
  6.375%, 10/1/36 (triangle)                         2,555                2,146
Maricopa County IDA, Gran Victoria Housing
  9.50%, 5/1/23                                      4,440                4,557
Peoria IDA
    Sierra Winds
  6.25%, 8/15/14                                     2,040                2,013
  6.25%, 8/15/20                                     3,500                3,351
  6.50%, 8/15/31                                     1,000                  967
Tempe IDA, Friendship Village
of Tempe, 6.75%, 12/1/13                             1,950                1,927
Total Arizona (Cost  $15,008)                                            14,961

CALIFORNIA  5.9%
California HFFA, Casa Colina,
  6.125%, 4/1/32                                     2,000                2,046
California Statewide CDA,
  Kaiser Permanente, 5.50%, 11/1/32                  2,820                2,866
California Tobacco Securitization Agency
    Tobacco Settlement
  5.875%, 6/1/43                                       750                  747
  6.00%, 6/1/29                                      5,000                5,014
City of Roseville
    Stoneridge Community Fac.
  6.20%, 9/1/21                                      1,250                1,275
  6.30%, 9/1/31                                      2,500                2,543
East Palo Alto Redev. Agency
    Univ. Circle Gateway
  6.50%, 10/1/19                                     1,000                1,080
  6.625%, 10/1/29                                    1,780                1,898
Foothill / Eastern Transportation Corridor Agency
    California Toll Road
  Zero Coupon, 1/1/15
  (Escrowed to Maturity)                             2,500                1,470
  Zero Coupon, 1/1/19
  (Escrowed to Maturity)                            10,000                4,630
  Zero Coupon, 1/1/25
  (Escrowed to Maturity)                             8,000                2,509
  Zero Coupon, 1/1/26
  (Escrowed to Maturity)                            17,500                5,174
  Zero Coupon, 1/1/28
  (Escrowed to Maturity)                            10,000                2,651
  Zero Coupon, 1/1/30
  (Escrowed to Maturity)                            25,000                5,951
Fresno Joint Powers Fin. Auth.,
  6.55%, 9/2/12                                      3,000                3,184
Inglewood Redev. Agency
  6.125%, 7/1/23 (Prerefunded 7/1/03!)               3,440                3,558
  Irvine, 5.90%, 9/2/23                              3,000                3,013
Los Angeles County, COP,
Marina del Rey, 6.50%, 7/1/08                        3,250                3,382
Port of Oakland, 5.25%,
11/1/20 (FGIC Insured)                               1,000                1,067
Sacramento City Fin. Auth.,
Convention Center
  6.25%, 1/1/30                                     10,000                9,937
San Jose, Helzer Courts Apartments,
  6.40%, 12/1/41 (triangle)                          3,000                2,924
Total California (Cost  $58,239)                                         66,919

COLORADO  1.0%
Colorado Ed. & Cultural Fac. Auth.
    Peak to Peak Charter Schools
  7.50%, 8/15/21                                     1,000                1,008
  7.625%, 8/15/31                                    1,000                1,010
Colorado HFA
    Adventist Health System
  6.50%, 11/15/31                                    2,000                2,140
  6.625%, 11/15/26                                     500                  541
Denver City & County Airport
  5.50%, 11/15/12 (FSA Insured) (triangle)           3,695                4,100
Denver Health & Hosp. Auth., 6.00%, 12/1/31          2,750                2,797
Total Colorado (Cost  $11,086)                                           11,596

CONNECTICUT  1.6%
Connecticut Resources Recovery Auth.
    American Ref-Fuel, 5.50%,
  11/15/15 (triangle)                                2,750                2,722
Mashantucket Western Pequot Tribe
  5.50%, 9/1/28                                      5,000                4,874
  144A, 5.70%, 9/1/12                                1,000                1,052
  144A, 5.75%, 9/1/18                                1,000                1,014
  144A, 5.75%, 9/1/27                                4,000                4,010
Mohegan Tribe Indians Gaming Auth.
  6.25%, 1/1/21                                      2,500                2,600
  6.25%, 1/1/31                                      2,000                2,060
Total Connecticut (Cost  $17,574)                                        18,332

DELAWARE  0.7%
Delaware Economic Dev. Auth.,
Peninsula Methodist Homes
  8.50%, 5/1/22 **                                     330                  338
Delaware HFA
  Beebe Medical Center, 6.75%, 6/1/14                3,975                4,137
  Nanticoke Memorial Hosp., 5.625%, 5/1/32           3,250                3,243
Total Delaware (Cost  $7,396)                                             7,718

DISTRICT OF COLUMBIA  2.4%
District of Columbia, GO
    Residual Interest Bond / Inverse Floater
  7.63%, 7/1/06 (FSA Insured)                        2,375                2,692
  7.85%, 7/1/06 (FSA Insured)                        7,495                8,940
District of Columbia
    American Geophysical Union,
  5.875%, 9/1/23                                     1,750                1,747
  Henry Adams House, 6.60%, 11/1/15                  2,270                2,433
  Medlantic Health Care Group
  5.75%, 8/15/26 (MBIA Insured)
  (Escrowed to Maturity)                             6,000                6,475
  Methodist Home of D.C.
  5.50%, 1/1/11                                      1,000                  963
  6.00%, 1/1/20                                      3,920                3,555
Total District of Columbia (Cost  $24,496)                               26,805

FLORIDA  3.2%
Brevard County Tourist Dev.
  Florida Marlins Spring Training Fac.
  6.875%, 3/1/13 (Prerefunded 3/1/03!)               1,520                1,591
Briger Community Dev. Dist.,
  5.80%, 5/1/07                                      3,000                3,009
Collier County IDA, Beverly Enterprises,
  10.75%, 3/1/03                                       880                  896
Dade County, Zero Coupon,
  2/1/12 (MBIA Insured)                             14,215                8,937
Greyhawk Landing Community Dev.,
  6.25%, 5/1/09                                      4,000                4,025
Jacksonville IDRB, Beverly Enterprises,
  7.00%, 10/1/11                                     2,110                2,374
Lee County IDA, Cypress Cove,
  6.375%, 10/1/25                                    2,600                2,390
Orange County HFA
  Westminster Community Care
  6.50%, 4/1/12                                      2,525                2,274
  6.75%, 4/1/34                                      2,695                2,063
Preserve at Wilderness Lake, Community Development
  5.90%, 11/1/06                                     1,880                1,878
Saddlebrook Community Dev. Dist.,
  6.25%, 5/1/09                                      3,000                3,008
St. John's County IDA, Vicar's Landing,
  6.75%, 2/15/12                                     4,000                4,148
Total Florida (Cost  $36,006)                                            36,593

GEORGIA  2.6%
Americus & Sumter County Hosp. Auth.
  Magnolia Manor
  6.25%, 5/15/19                                     1,000                  928
  6.375%, 5/15/29                                    3,500                3,186
Athens-Clarke Residential Care Fac.
  Wesley Woods of Athens,
  6.375%, 10/1/27                                    2,500                2,222
Chatham County Hosp. Auth., GO
  Memorial Univ. Medical Center,
  6.125%, 1/1/24                                     3,250                3,406
Coweta County Residential Care Fac.
for the Elderly Auth.
  Wesley Woods of Newnan-Peachtree City
  8.25%, 10/1/26                                     3,145                3,349
Municipal Electric Auth. of Georgia,
  6.25%, 1/1/17                                      4,000                4,771
Rockdale County Dev. Auth.
  Pratt Industries USA
  7.40%, 1/1/16 (triangle)                           3,710                3,757
  7.50%, 1/1/26 (triangle)                           3,900                3,937
Savannah Economic Dev. Auth.
  Savannah College of Art & Design
  6.80%, 10/1/19                                     3,430                3,647
Total Georgia (Cost  $28,521)                                            29,203

HAWAII  0.6%
Hawaii Dept. of Budget & Fin.
  Hawaii Pacific Health
  6.20%, 7/1/16                                      2,000                2,089
  6.25%, 7/1/21                                      5,000                5,133
Total Hawaii (Cost  $7,038)                                               7,222
IDAHO  1.1%
Idaho HFA, St. Lukes Regional
Medical Center
  VRDN (Currently 1.88%)
  (FSA Insured)                                      5,200                5,200
Idaho Housing Agency,
  7.80%, 1/1/23 (triangle)                             615                  616
Idaho Student Loan Marketing Assoc.,
  6.70%, 10/1/07 (triangle)                          2,500                2,591
Power County, PCR, FMC Corp.,
  6.45%, 8/1/32 (triangle)                           4,570                3,988
Total Idaho (Cost  $12,706)                                              12,395

ILLINOIS  4.5%
Aurora Economic Dev., Dreyer Medical Clinic
  8.75%, 7/1/14                                      3,570                3,650
Chicago, Water Revenue
  5.75%, 11/1/30 (AMBAC Insured)                     1,400                1,581
Chicago O'Hare Int'l. Airport, United Airlines
  6.30%, 5/1/16                                      4,400                  902
Illinois, GO, 6.00%, 11/1/26 (FGIC Insured)          2,250                2,619
Illinois Dev. Fin. Auth.
  Palos Community Hosp.
  VRDN (Currently 1.40%)                             3,000                3,000
  PCR, Citgo Petroleum,
  8.00%, 6/1/32 (triangle)                           4,000                4,169
Illinois HFA
  Community Hosp. of Ottawa,
  6.85%, 8/15/24                                     5,275                5,417
  Covenant Retirement Community,
  7.60%, 12/1/12                                     2,665                2,750
  Glen Oaks Medical Center
  7.00%, 11/15/19 (Escrowed to Maturity)             3,300                3,563
  Hinsdale Hosp.
  7.00%, 11/15/19 (Escrowed to Maturity)             5,100                5,506
  Holy Cross Hosp., 6.75%, 3/1/24                    6,650                4,688
    Lutheran Senior Ministries, 7.375%, 8/15/31      4,750                4,830
    Riverside Health Systems, 6.80%, 11/15/20        2,250                2,469
    Riverside Medical Center, 5.75%, 11/15/20        2,620                2,653
Village of Carol Stream, DuPage County
  Windsor Park Manor
  7.00%, 12/1/13                                     2,000                2,011
  7.20%, 12/1/14                                     1,200                1,216
Total Illinois (Cost  $54,644)                                           51,024

INDIANA  2.2%
Goshen, Greencroft Obligated Group,
  5.75%, 8/15/28                                     4,000                3,465
Hammond Sewage & Solid Waste
  American Maize Products,
  8.00%, 12/1/24 (triangle)                          3,800                3,957
Indiana HFA, Clarian Health Partners
  5.50%, 2/15/16 (MBIA Insured)                      2,800                2,965
Indianapolis Airport Auth.
  IDRB, Federal Express,
  7.10%, 1/15/17 (triangle)                          5,000                5,334
  United Airlines, 6.50%, 11/15/31 (triangle)       12,725                5,090
St. Joseph County Economic Dev.
  Madison Center
  5.45%, 2/15/17                                     3,400                3,376
  5.50%, 2/15/21                                     1,150                1,103
Total Indiana (Cost  $30,799)                                            25,290

IOWA  0.2%
Iowa Fin. Auth., Wesley Retirement Services,
  6.25%, 2/1/12                                      2,400                2,402
Total Iowa (Cost  $2,400)                                                 2,402

KANSAS  0.7%
Lenexa Health Care Fac., Lakeview Village,
  6.875%, 5/15/32                                    1,100                1,102
Olathe Senior Living Fac., Aberdeen Village,
  8.00%, 5/15/30                                     2,000                2,050
Overland Park Dev., 7.375%, 1/1/32                   5,000                5,122
Total Kansas (Cost  $7,964)                                               8,274

KENTUCKY  0.8%
Florence Housing Fac., Bluegrass RHF Housing
  7.625%, 5/1/27 (Prerefunded 5/1/07!)               2,500                3,032
Kenton County Airport Board
  Delta Airlines Inc.
  7.50%, 2/1/12 (triangle)                           3,850                3,620
  7.50%, 2/1/20 (triangle)                           2,410                2,169
Total Kentucky (Cost  $8,723)                                             8,821

LOUISIANA  2.9%
Lake Charles Harbor & Terminal Dist., PCR
  PanEnergy, 7.75%, 8/15/22                          5,000                5,230
Louisiana Offshore Terminal Auth. IDRB,
  7.60%, 9/1/10                                      4,050                4,068
Louisiana PFA
  IDRB, Beverly Enterprises, 8.25%, 9/1/08              95                   98
  Ochsner Clinic Foundation, 5.50%, 5/15/27          3,000                2,924
  Pendleton Memorial Methodist Hosp.
  5.25%, 6/1/17                                      4,515                3,490
  5.25%, 6/1/28                                      3,780                2,690
Plaquemines Parish IDB, PCR
  Phelps Dodge, 7.25%, 10/1/09                       1,280                1,280
Tobacco Settlement Fin. Corp.,
  5.875%, 5/15/39                                    8,500                7,749
West Feliciana Parish, PCR, Entergy Corp.,
  5.65%, 9/1/04                                      5,000                5,149
Total Louisiana (Cost  $34,454)                                          32,678

MARYLAND  4.3%
Baltimore County, PCR, Baltimore Gas &
Electric
  TECP, 1.50%, 9/12/02                               1,000                1,000
Baltimore County, Sheppard &
Enoch Pratt Foundation
  VRDN (Currently 1.60%)                             1,650                1,650
Frederick County, Sheppard &
Enoch Pratt Foundation
  VRDN (Currently 1.40%)                             1,300                1,300
Gaithersburg Economic Dev., Asbury Methodist
  5.50%, 1/1/15                                      5,500                5,613
Maryland Energy Fin. Admin.,
  7.50%, 9/1/15 (triangle)                           6,000                6,002
Maryland Economic Dev.
    Anne Arundel County Golf Course Systems
  8.25%, 6/1/28                                      4,000                3,999
  Federation of American Societies
  VRDN (Currently 1.80%)                             1,500                1,500
  Morgan State Univ., 6.00%, 7/1/34                  8,250                8,387
Maryland HHEFA
  Carroll County General Hosp.
  5.80%, 7/1/32                                      1,500                1,521
  6.00%, 7/1/19                                      1,300                1,381
  6.00%, 7/1/26                                      1,000                1,033
  Doctor's Community Hosp., 5.50%, 7/1/24            4,000                3,660
Maryland Ind. Dev. Fin. Auth.
  American Assoc. of Blood Banks
  7.25%, 8/1/13 (MIDFA Insured)                      2,700                2,735
Maryland National Capital Park
Planning Commission
  Little Bennett Golf Fac.
  8.25%, 10/1/11 (Prerefunded 10/1/02!)              1,625                1,667
Montgomery County Housing Opportunities Commission
  Single Family, 6.10%, 7/1/27                       1,790                1,849
  Strathmore Court at White Flint
  8.75%, 7/1/27 (Prerefunded 7/1/04!)                1,980                2,242
Northeast Maryland Waste Disposal Auth. IDRB
  Waste Management, 5.00%, 1/1/12 (triangle)         3,250                3,125
Total Maryland (Cost  $47,031)                                           48,664

MASSACHUSETTS  4.6%
Massachusetts, GO
  5.50%, 8/1/19 (MBIA Insured)                      10,000               11,239
  7.50%, 6/1/04 (Escrowed to Maturity)               1,900                2,037
Massachusetts Bay Transportation Auth., GO
  7.00%, 3/1/19                                      2,500                3,206
  7.00%, 3/1/21                                      2,000                2,574
Massachusetts Dev. Fin. Agency
  Beverly Enterprises, 7.375%, 4/1/09                3,100                3,143
  Boston Univ.
  5.375%, 5/15/39 (XLCA Insured)                     3,000                3,138
  5.45%, 5/15/59 (XLCA Insured)                      2,500                2,646
  Covanta Haverhill
  5.30%, 12/1/14 (triangle)                          1,000                  808
  6.70%, 12/1/14 (triangle)                          2,250                2,107
Massachusetts HEFA
  Milford-Whitinsville Regional Hosp.
  6.35%, 7/15/32                                     1,000                1,019
  6.50%, 7/15/23                                     1,000                1,043
  MIT, 5.50%, 7/1/32                                 2,500                2,769
  Partners Healthcare System, 5.75%, 7/1/32          3,600                3,745
Massachusetts Ind. Fin. Agency
  Bradford College, 5.625%, 11/1/28                  6,000                2,745
  Covanta Haverhill
  5.40%, 12/1/11 (triangle)                          3,600                3,112
  5.60%, 12/1/19 (triangle)                          2,000                1,632
  Nevins Home, 7.875%, 7/1/23                        4,935                4,985
Total Massachusetts (Cost  $53,421)                                      51,948

MICHIGAN  1.4%
Delta County Economic Dev. Corp., PCR
  MeadWestvaco, 6.25%, 4/15/27                       2,800                2,765
Detroit City School Dist., GO
  5.50%, 5/1/21 (FSA Insured)                        1,000                1,068
  6.00%, 5/1/29 (FSA Insured)                          350                  411
Garden City Hosp. Fin. Auth.
  Garden City Hosp.
  5.625%, 9/1/10                                     1,265                1,036
  5.75%, 9/1/17                                      1,280                  943
Michigan HDA, VRDN (Currently 1.45%)
  (MBIA Insured)                                     1,500                1,500
Michigan Hosp. Fin. Auth., Ascension Health
  5.30%, 11/15/06                                    1,000                1,096
Michigan Strategic Fund, IDRB
  Waste Management Inc.
  5.20%, 4/1/10 (triangle)                           6,500                6,376
  6.625%, 12/1/12 (triangle)                         1,000                1,021
Total Michigan (Cost  $16,078)                                           16,216

MINNESOTA  0.8%
Duluth Economic Dev. Auth.,
St. Luke's Hospital
  7.25%, 6/15/22                                     4,250                4,213
Minneapolis, Walker Methodist
Senior Services
  6.00%, 11/15/28                                    5,250                4,578
Minneapolis-St. Paul Metro Airport
Commission
  Northwest Airlines, 6.50%, 4/1/05 (triangle)       1,000                  942
Total Minnesota (Cost  $10,391)                                           9,733

MISSISSIPPI  1.5%
Mississippi Business Fin., PCR
  Entergy Corp., 5.90%, 5/1/22                      15,675               15,040
Warren County PCR, Int'l. Paper,
  6.75%, 8/1/21 (triangle)                           2,000                2,107
Total Mississippi (Cost  $17,225)                                        17,147

MISSOURI  0.4%
Good Shepherd Nursing Home Dist.
  5.45%, 8/15/08                                       955                  954
  5.90%, 8/15/23                                     2,000                1,800
Newton County IDA
  Beverly Enterprises, 7.125%, 11/1/08               1,085                1,106
St. Louis Airport, 6.00%, 1/1/04                     1,285                1,326
Total Missouri (Cost  $5,328)                                             5,186

MONTANA  0.3%
Montana Board of Housing,
  6.00%, 12/1/29 (triangle)                          3,845                4,004
Total Montana (Cost  $3,845)                                              4,004

NEBRASKA  0.5%
City of Kearney, Great Platte River Road Memorial
  6.75%, 1/1/23                                      5,000                  554
Nebraska Investment Fin. Auth.,
  6.30%, 9/1/20 (triangle)                           5,110                5,426
Total Nebraska (Cost  $9,995)                                             5,980

NEVADA  0.7%
Clark County IDRB
  Southwest Gas
  7.30%, 9/1/27                                      3,000                3,063
  7.50%, 9/1/32 (triangle)                           5,000                5,105
Nevada Housing Division
  9.35%, 10/1/02                                        15                   15
  9.45%, 10/1/03 (triangle)                             80                   80
  9.65%, 10/1/02 (triangle)                             20                   20
Total Nevada (Cost  $8,117)                                               8,283

NEW HAMPSHIRE  0.9%
New Hampshire HHEFA
  Catholic Medical Center, 8.25%, 7/1/13             3,000                3,049
  Covenant Health Systems, 6.125%, 7/1/31            5,000                5,146
  Exeter Hosp., 6.00%, 10/1/24                       2,000                2,084
Total New Hampshire (Cost  $9,840)                                       10,279

NEW JERSEY  4.6%
Camden County Improvement Auth.
  Kaighn Point Marine Terminal
  8.00%, 6/1/27 (triangle)*                          4,000                1,200
Gloucester County Improvement Auth. IDRB
  Waste Management, 6.85%, 12/1/09                   1,000                1,098
New Jersey Economic Dev. Auth.
  Evergreens, 6.00%, 10/1/17                         1,300                1,256
  Franciscan Oaks, 5.75%, 10/1/23                    1,775                1,543
  Kapkowski Road Landfill
  5.75%, 10/1/21                                     4,225                4,213
  6.375%, 4/1/18                                     2,000                2,460
  6.375%, 4/1/31                                     2,000                2,459
  Keswick Pines
  5.75%, 1/1/24                                      3,885                3,551
  8.75%, 1/1/24 (Prerefunded 1/1/04!)                5,735                6,345
  Presbyterian Homes at Montgomery
  6.375%, 11/1/31                                    4,200                4,242
New Jersey Economic Dev. Auth., IDRB
  Continental Airlines,
  6.25%, 9/15/19 (triangle)                         11,500                8,810
New Jersey HFFA
  South Jersey Hosp.
  5.875%, 7/1/21                                     4,500                4,550
  6.00%, 7/1/32                                      1,005                1,022
New Jersey Housing & Mortgage Fin.
Agency, Multi-Family
  5.20%, 5/1/14 (FSA Insured)                        1,000                1,052
New Jersey Sports & Exposition Auth.,
Monmouth Park
  8.00%, 1/1/25 (Prerefunded 1/1/05!)                5,250                6,070
Tobacco Settlement Fin. Corp., 6.00%, 6/1/37         2,500                2,439
Total New Jersey (Cost  $54,456)                                         52,310

NEW YORK  7.1%
Albany IDA
Charitable Leadership Foundation
  5.75%, 7/1/26                                      1,000                  994
  6.00%, 7/1/19                                      2,000                2,056
Brookhaven IDA, Methodist Retirement Community
  4.375%, 11/1/06                                    2,500                2,612
Dormitory Auth. of the State of New York
  City Univ., 5.625%, 7/1/16                         3,100                3,560
  Dept. of Health,
  5.50%, 7/1/25 (MBIA Insured)                       3,500                3,683
  Nyack Hosp., 6.25%, 7/1/13                         1,500                1,288
  State Univ. Ed. Fac.
  5.25%, 5/15/13                                     5,000                5,535
  5.25%, 5/15/19                                     5,000                5,456
  5.875%, 5/15/17                                    3,000                3,525
  6.00%, 7/1/14                                      2,730                3,170
Huntington Housing Auth., Gurwin
Jewish Senior Home
  6.00%, 5/1/39                                      1,140                  989
Metropolitan Transportation Auth.,
  5.50%, 7/1/17                                      4,000                4,584
Nassau County Interim Finance Auth.
  VRDN (Currently 1.20%) (FSA Insured)               2,500                2,500
New York City, GO
  5.875%, 3/15/13                                    2,210                2,356
  5.875%, 3/15/13 (Prerefunded 3/15/06!)               540                  614
  6.00%, 2/15/16 (Prerefunded 2/15/05!)                705                  781
  6.20%, 8/1/07 (Prerefunded 8/1/04!)                  120                  132
  6.25%, 8/1/09                                      7,000                7,919
New York City IDA, Airis JFK I Project,
  5.50%, 7/1/28 (triangle)                           6,000                5,597
New York State Mortgage Agency,
Homeowner Mortgage
  5.90%, 4/1/27                                      4,000                4,225
Niagara County IDA, American Ref-Fuel
  5.55%, 11/15/13 (triangle)                         1,000                1,051
  5.55%, 11/15/15                                    2,000                2,047
Oneida County IDA
  St. Elizabeth Medical Center
  5.625%, 12/1/09                                    1,400                1,383
  5.875%, 12/1/29                                    2,750                2,408
  6.00%, 12/1/19                                     2,520                2,305
Suffolk County IDA
  Huntington Hospital, 5.875%, 11/1/32               2,000                2,018
  Jefferson Ferry
  7.20%, 11/1/19                                     1,250                1,322
  7.25%, 11/1/28                                     2,000                2,105
Yonkers IDA, Community Dev. Properties,
  6.625%, 2/1/26                                     4,000                4,230
Total New York (Cost  $73,842)                                           80,445

NORTH CAROLINA  2.4%
North Carolina Eastern Municipal Power Agency
  5.75%, 1/1/26                                      4,350                4,338
  6.75%, 1/1/26                                     10,125               10,967
North Carolina Medical Care Commission
  Presbyterian Homes
  6.875%, 10/1/21                                    1,450                1,525
  7.00%, 10/1/31                                     4,000                4,211
  Southeastern Regional Medical Center
  5.25%, 6/1/22                                      2,180                2,175
North Carolina Municipal Power Agency
  Catawba Electric
  5.90%, 1/1/03                                      1,000                1,013
  6.375%, 1/1/13                                     3,000                3,320
Total North Carolina (Cost  $26,038)                                     27,549

NORTH DAKOTA  0.6%
Grand Forks Health Care, Altru
Health Systems
  7.125%, 8/15/24                                    2,000                2,178
Mercer County, PCR, Basin Electrical
Power Co-Op.
  7.20%, 6/30/13 (AMBAC Insured)                     3,500                4,390
Total North Dakota (Cost  $5,909)                                         6,568

OHIO  2.7%
Akron, Municipal Baseball Stadium, COP
  STEP, 6.90%, 12/1/16                               2,200                2,462
Cleveland Parking Fac.,
  8.10%, 9/15/22 (Prerefunded 9/15/02!)             10,000               10,227
Fairfield Economic Dev. Auth.
  Beverly Enterprises, 8.50%, 1/1/03                   470                  474
Franklin County, Ohio Presbyterian Retirement,
  7.125%, 7/1/29                                       500                  515
Montgomery County Hosp.
  Catholic Health Initiatives,
  6.00%, 12/1/19                                     3,500                3,753
  Kettering Medical Center,
  6.75%, 4/1/18                                      2,100                2,270
Ohio Water Dev. Auth.
  Bay Shore Power,
  5.375%, 9/1/02 (triangle)                          1,400                1,400
  PCR, FirstEnergy Corp.
  6.10%, 8/1/20 (triangle)                           2,600                2,588
  7.70%, 8/1/25                                      2,800                3,017
  8.00%, 10/1/23 (triangle)                          3,700                3,966
Total Ohio (Cost  $29,207)                                               30,672

OKLAHOMA  1.3%
Jackson County Memorial Hosp. Auth.
  Jackson County Memorial Hosp.,
  7.30%, 8/1/15                                      4,300                4,307
Oklahoma Dev. Fin. Auth.
  Hillcrest Healthcare Systems,
  5.625%, 8/15/29                                    5,000                3,716
  Inverness Village, 8.00%, 2/1/32                   4,900                4,856
Tulsa Municipal Airport Trust IDRB
  American Airlines, 6.25%, 6/1/20                   2,750                1,900
Total Oklahoma (Cost  $15,196)                                           14,779

OREGON  1.0%
Oregon, Dept. of Admin. Services, COP
  5.25%, 11/1/20 (MBIA Insured)                     10,000               10,599
Western Generation Agency, Wauna Cogeneration
  7.25%, 1/1/09 (triangle)                           1,300                1,336
Total Oregon (Cost  $11,524)                                             11,935

PENNSYLVANIA  5.9%
Allegheny County Higher Ed. Building Auth.
  Carnegie Mellon Univ., 5.25%, 3/1/32               2,750                2,805

Allegheny County Hosp. Dev. Auth.
  West Penn Allegheny Health System
  9.25%, 11/15/22                                    2,000                2,178
  9.25%, 11/15/30                                    5,200                5,649
Beaver County IDA, PCR FirstEnergy Corp.
  4.85%, 6/1/04                                      1,800                1,816
  7.625%, 5/1/25                                     2,400                2,570
  7.75%, 5/1/20                                      2,000                2,171
Berks County IDA, Lutheran Home at Topton
  6.875%, 1/1/23 (AMBAC Insured)                     5,310                5,393
Blair County IDA, Village at Penn State,
  7.00%, 1/1/34                                      1,125                1,136
Bucks County IDA
  Chandler Hall
  6.20%, 5/1/19                                      1,275                1,198
  6.30%, 5/1/29                                      8,475                7,848
Delaware County IDA, 6.20%, 7/1/19                   3,405                3,437
Lancaster County Hosp. Auth.
  St. Anne's Home for the Aged,
  6.60%, 4/1/24                                      3,200                3,156
Montgomery County HHEFA
  Brittany Pointe
  8.50%, 1/1/22 (Prerefunded 1/1/03!)                2,500                2,610
  Philadelphia Geriatric Center
  7.00%, 12/1/12                                     3,360                3,521
  7.25%, 12/1/19                                     2,500                2,555
  7.375%, 12/1/33 (Prerefunded 12/1/04!)             1,900                2,140
Philadelphia Auth. for Ind. Dev.
  Pauls Run Retirement Community
  5.85%, 5/15/13                                     1,165                1,148
  5.875%, 5/15/28                                    3,400                3,108
Philadelphia Gas Works, 6.375%, 7/1/14               3,025                3,096
West Shore Area Auth., Holy Spirit Hosp.,
  6.25%, 1/1/32                                      3,750                3,819
Westmoreland County IDA, Health Care
Fac. Redstone
  8.00%, 11/15/23                                    5,000                5,259
Total Pennsylvania (Cost  $64,280)                                       66,613

PUERTO RICO  0.5%
Puerto Rico Highway & Transportation Auth.,
  5.50%, 7/1/18                                      5,000                5,266
Total Puerto Rico (Cost  $5,228)                                          5,266

RHODE ISLAND  0.5%
Rhode Island Housing & Mortgage Fin.,
  6.70%, 10/1/14                                     5,000                5,198
Total Rhode Island (Cost  $5,000)                                         5,198

SOUTH CAROLINA 2.9% Connector 2000 Assoc.
  Greenville Toll Road
  Zero Coupon, 1/1/08                                2,600                1,481
  Zero Coupon, 1/1/10                                2,900                1,338
  Zero Coupon, 1/1/20 (ACA Insured)                  7,500                2,328
  Zero Coupon, 1/1/21 (ACA Insured)                  6,600                1,930
  Zero Coupon, 1/1/24 (ACA Insured)                  8,500                1,956
  Zero Coupon, 1/1/31                               21,100                1,595
Georgetown County, PCR, Int'l. Paper,
  6.25%, 9/1/23 (triangle)                           2,000                2,029
Piedmont Municipal Power Agency
  5.25%, 1/1/21                                      1,000                  940
  5.75%, 1/1/24                                      5,000                4,903
Richland County PCR
  Int'l. Paper
  6.55%, 11/1/20                                       500                  511
  6.625%, 5/1/22                                     3,405                3,460
South Carolina Jobs Economic Dev. Auth.
  Lutheran Homes, 6.625%, 5/1/20                     2,500                2,426
  Myrtle Beach Convention Center,
  6.625%, 4/1/36                                     3,100                3,125
South Carolina Public Service Auth.
  5.875%, 1/1/23 (FGIC Insured)                      5,000                5,338
Total South Carolina (Cost  $37,071)                                     33,360

TENNESSEE  1.0%
Maury County, IDRB, Occidental Petroleum
  6.25%, 8/1/18 (triangle)                           3,600                3,682
Metropolitan Gov't. of Nashville &
Davidson Counties
  Mur-Ci Homes, 7.75%, 12/1/26                       4,455                4,308
Sullivan County Health, Education, &
Housing
  Wellmont Health Systems, 6.25%, 9/1/22             3,250                3,315
Total Tennessee (Cost  $11,113)                                          11,305

TEXAS  10.9%
Abilene Health Fac. Dev. Corp.
  Sears Methodist Retirement
  5.875%, 11/15/18                                   4,750                4,352
  5.90%, 11/15/25                                    2,750                2,450
  6.00%, 11/15/29                                    3,500                3,054
Alliance Airport Auth., IDRB
  American Airlines,
  7.00%, 12/1/11 (triangle)                          3,715                2,812
Amarillo Health Fac. Dev. Corp.,
Sears Panhandle Retirement
  7.75%, 8/15/26 (Prerefunded 8/15/06!)              4,800                5,853
Brazos River Auth., PCR
  Reliant Energy, 6.375%,
  4/1/12 (MBIA Insured)                             10,000               10,238
  TXU Electric Co.,
  5.75%, 11/1/11 (triangle)                          3,375                3,410
Brazos River Harbor Navigation Dist. IDRB
  Dow Chemical, 4.20%, 5/15/05                       5,000                5,057
Denison Hosp. Auth.
  Texoma Medical Center
  6.125%, 8/15/27                                    2,230                1,970
  7.10%, 8/15/24 (Prerefunded 8/15/04!)              6,250                6,408
Gainesville IDC, Cinncinati Milacron,
  8.90%, 5/15/11 (triangle)                          2,515                2,568
Gulf Coast Waste Disposal Auth., PCR
  Anheuser-Busch, 5.90%, 4/1/36 (triangle)           6,750                7,024
Harris County Health Fac. Dev.
  Memorial Hermann Healthcare,
  6.375%, 6/1/29                                     5,250                5,560
  Memorial Hosp., 7.125%, 6/1/15
  (Prerefunded 6/1/02!)                              2,225                2,435
  Texas Childrens Hosp.
  VRDN (Currently 1.95%) (MBIA Insured)              1,100                1,100
Houston, TAN, 6.40%, 6/1/27                          4,250                4,674
Houston Airport IDRB
  Continental Airlines
  6.125%, 7/15/27 (triangle)                         4,500                3,044
  6.75%, 7/1/29 (triangle)                           6,800                5,045
Houston Water & Sewer System
  5.75%, 12/1/16 (AMBAC Insured)                     1,750                1,972
Matagorda County Navigation Dist.,
Reliant Energy
  5.20%, 11/1/02                                     3,000                2,941
Sabine River Auth., PCR, TXU Corp.,
  5.50%, 11/1/11                                     2,925                2,989
San Antonio Health Fac. Dev.,
Beverly Enterprises
  8.25%, 12/1/19                                     1,000                1,026
Texas, GO, VRDN (Currently 1.50%)                   10,000               10,000
Texas Affordable Housing Corp.,
NHT\GTEX Project
  7.25%, 10/1/31                                     4,000                4,014
Texas Turnpike Auth., Central Texas
Turnpike System
  5.00%, 8/15/42 (AMBAC Insured)                     3,300                3,243
Tomball Hosp. Auth.
  Tomball Regional Hosp.
  6.00%, 7/1/19                                      2,000                2,051
  6.00%, 7/1/25                                      3,750                3,774
  6.10%, 7/1/08                                      5,000                5,164
Tyler Health Fac. Dev.
  Mother Frances Hosp.
  5.40%, 7/1/08                                      1,315                1,316
  5.625%, 7/1/13                                     4,960                4,961
Weslaco Health Fac. Dev. Corp.,
Knapp Medical Center
  6.25%, 6/1/25                                      3,500                3,565
Total Texas (Cost  $123,912)                                            124,070

UTAH  0.0%
Tooele County PCR, Safety-Kleen,
  7.55%, 7/1/27 (triangle)*                          2,000                    0
Utah Housing Fin. Agency
  7.50%, 7/1/05                                        170                  175
  7.60%, 7/1/05                                        125                  127
  7.75%, 7/1/05                                        140                  143
  8.65%, 7/1/04                                         60                   61
Total Utah (Cost  $2,495)                                                   506

VERMONT  0.1%
Vermont Ed. & Health Buildings Fin. Agency
  Fletcher Allen Healthcare
  STEP, 6.25%, 9/1/23 (FGIC Insured)                 1,400                1,478
Total Vermont (Cost  $1,400)                                              1,478

VIRGINIA  2.3%
Amelia County IDA, Waste Management
  4.90%, 4/1/05 (triangle)                           5,500                5,587
Arlington County IDA, Arlington
Health Systems
  5.50%, 7/1/10                                      3,375                3,712
Charles County IDA, Waste Management
  6.25%, 4/1/12 (triangle)                           1,500                1,566
Chesterfield County IDA, Bon Secours
Health System
  6.25%, 11/15/03                                    6,000                6,234
Norfolk Port & Ind. Auth. IDRB
  U.S. Airways, 9.625%, 8/1/12 (triangle)              500                  513
Pocahontas Parkway Assoc.
  Capital Appreciation
  Zero Coupon, 8/15/10                               3,600                1,612
  Zero Coupon, 8/15/13                               2,800                  930
  Zero Coupon, 8/15/14                               3,100                  932
  Zero Coupon, 8/15/15                               3,200                  870
  Zero Coupon, 8/15/17                               2,095                  466
  Zero Coupon, 8/15/19                               2,000                  364
  Zero Coupon, 8/15/22                               4,600                  618
  Zero Coupon, 8/15/23                               4,700                  571
Richmond Metropolitan Auth.
  5.25%, 7/15/17 (FGIC Insured)                      1,190                1,323
  5.25%, 7/15/22 (FGIC Insured)                        500                  535
Total Virginia (Cost  $29,853)                                           25,833

WASHINGTON  2.5%
Port of Seattle IDRB, Northwest Airlines,
  7.25%, 4/1/30 (triangle)                           6,000                4,884
Snohomish County Housing Auth.
  Millwood Estates
  5.50%, 6/1/29                                      3,750                3,767
  6.25%, 6/1/29                                        680                  680
Washington, GO
  VRDN (Currently 1.45%)                             4,100                4,100
  5.70%, 10/1/15                                     7,500                8,594
Washington HFA, Fred Hutchinson
Cancer Research Center
  VRDN (Currently 1.95%)                               485                  485
Washington Public Power Supply System
  Zero Coupon, 7/1/14 (FSA Insured)                  6,400                3,766
  VRDN (Currently 1.45%) (MBIA Insured)              2,230                2,230
Total Washington (Cost  $27,321)                                         28,506

WEST VIRGINIA  0.5%
West Virginia Hosp. Fin. Auth.
  Charleston Area Medical Center
  6.75%, 9/1/22                                      5,000                5,521
Total West Virginia (Cost  $4,924)                                        5,521

WISCONSIN  1.6%
Badger Tobacco Asset Securitization,
  6.125%, 6/1/27                                     7,750                7,618
Oconto Falls CDA, Oconto Falls Tissue,
  7.75%, 12/1/22 (triangle)                          2,800                2,212
Wisconsin HEFA
  Agnesian Healthcare, 6.00%, 7/1/30                 1,000                1,022
  Gunderson Lutheran
  VRDN (Currently 1.85%) (FSA Insured)                 900                  900
  National Regency of New Berlin,
  8.00%, 8/15/25                                     5,805                6,083
Total Wisconsin (Cost  $17,880)                                          17,835

WYOMING  0.3%
Wyoming CDA
  5.70%, 12/1/35                                     2,700                2,799
  6.70%, 6/1/17                                        210                  212
Total Wyoming (Cost  $2,910)                                              3,011

PREFERRED SHARES  0.6%
Munimae Bond Subsidiary, Series A,
Cum. Pfd. shares, 144A
  6.875%, 6/30/09 (triangle)                         6,000                6,404
Total Preferred Shares (Cost  $6,000)                                     6,404

Total Investments in Securities
99.5% of Net Assets (Cost$1,127,305)                                  1,131,682

Futures Contracts

                                                Contract        Unrealized
                                  Expiration     Value          Gain(Loss)
                                                     In thousands
Short, 75 ten year U.S. Treasury
contracts, $125,000 par of 8.50%
Delaware
Economic Dev. Auth. pledged as
initial margin                    12/02       $    (8,383)     $     (4)
Net payments (receipts) of
variation margin to date                                            (14)
Variation margin receivable (payable) on
open futures contracts                                                      (18)
Other Assets Less Liabilities                                             5,150

NET ASSETS                                                           $1,136,814
                                                                     ----------

Net Assets Consist of:
Undistributed net investment income (loss)                           $    1,874
Undistributed net realized gain (loss)                                  (35,123)
Net unrealized gain (loss)                                                4,373
Paid-in-capital applicable to 98,902,197
shares of $0.01 par value capital stock
outstanding; 1,000,000,000 shares authorized                          1,165,690

NET ASSETS                                                          $ 1,136,814
                                                                    -----------

NET ASSET VALUE PER SHARE                                           $     11.49
                                                                    -----------

     *    Non-income producing
(triangle) Interest subject to alternative minimum tax
     ** All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2002
     !    Used in determining portfolio maturity
     144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $12,480 and represents 1.1% of net assets
     ACA  American Capital Access Financial Guaranty Corp.
    AMBAC Ambac Assurance Corp.
    CDA   Community Development Administration
    COP   Certificates of Participation
    FGIC  Financial Guaranty Insurance Company
    FSA   Financial Security Assurance Inc.
    GO    General Obligation
    HDA   Housing Development Authority
    HEFA  Health & Educational Facility Authority
    HFA   Health Facility Authority
    HFC   Housing Finance Corp.
    HFFA  Health Facility Financing Authority
    HHEFA Health & Higher Educational Facility Authority
    IDA   Industrial Development Authority/Agency
    IDB   Industrial Development Bond
    IDC   Industrial Development Corp.
    IDRB  Industrial Development Revenue Bond
    MBIA  MBIA Insurance Corp.
    MIDFA Maryland Industrial Development Financing Authority
    PCR   Pollution Control Revenue
    PFA   Public Facility Authority
    STEP  Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
    TAN   Tax Anticipation Note
    TECP  Tax-Exempt Commercial Paper
    VRDN  Variable-Rate Demand Note
    XLCA  XL Capital Assurance Inc.

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Operations

In thousands

                                                             6 Months
                                                                Ended
                                                              8/31/02

Investment Income (Loss)
Interest income                                            $   35,528
Expenses
  Investment management                                         3,494
  Shareholder servicing                                           320
  Custody and accounting                                           92
  Legal and audit                                                  44
  Prospectus and shareholder reports                               20
  Registration                                                     19
  Proxy and annual meeting                                         12
  Directors                                                         5
  Miscellaneous                                                     3
  Total expenses                                                4,009
  Expenses paid indirectly                                         (1)
  Net expenses                                                  4,008
Net investment income (loss)                                   31,520

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                   (1,032)
  Futures                                                        (954)
  Net realized gain (loss)                                     (1,986)
Change in net unrealized gain (loss)
  Securities                                                    1,708
  Futures                                                           8
  Change in net unrealized gain (loss)                          1,716
Net realized and unrealized gain (loss)                          (270)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   31,250
                                                           ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Changes in Net Assets

In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/02              2/28/02

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)             $        31,520      $        63,498
  Net realized gain (loss)                          (1,986)              (3,989)
  Change in net unrealized gain (loss)               1,716               (2,982)
  Increase (decrease) in net assets
  from operations                                   31,250               56,527
Distributions to shareholders
  Net investment income                            (31,376)             (63,050)
Capital share transactions *
  Shares sold                                       91,349              165,312
  Distributions reinvested                          20,885               41,742
  Shares redeemed                                  (84,864)            (186,047)
  Increase (decrease) in net assets
  from capital share transactions                   27,370               21,007

Net Assets
Increase (decrease) during period                   27,244               14,484
Beginning of period                              1,109,570            1,095,086

End of period                              $     1,136,814      $     1,109,570
                                           ---------------      ---------------

*Share information
  Shares sold                                        7,979               14,276
  Distributions reinvested                           1,824                3,606
  Shares redeemed                                   (7,415)             (16,085)
  Increase (decrease) in shares outstanding          2,388                1,797



The accompanying notes are an integral part of these financial statements.


T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Unaudited                                                       August 31, 2002

Notes to Financial Statements


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on March 1, 1985. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term, low- to upper-medium-grade municipal securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Expenses Paid Indirectly Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $1,000 for the period ended August 31, 2002.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities At August 31, 2002, approximately 33% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Futures Contracts During the six months ended August 31, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $179,764,000 and $152,181,000, respectively, for the six months ended August 31, 2002.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and capital gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2002.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and February 28, of each year as occurring on the first day of the following tax year; consequently, $2,321,000 of realized losses recognized for financial reporting purposes in the fiscal year ended February 28, 2002, were recognized for tax purposes on March 1, 2002. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 28, 2002, the fund had $30,557,000 of unused capital loss carryforwards, of which $13,145,000 expire in 2008, $15,713,000 expire in 2009, and $1,699,000 expire in 2010.

At August 31, 2002, the cost of investments for federal income tax purposes was $1,125,908,000. Net unrealized gain aggregated $5,769,000 at period-end, of which $57,193,000 related to appreciated investments and $51,424,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee.

The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $599,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $272,000 for the six months ended August 31, 2002, of which $60,000 was payable at period-end.



T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------
Investment Services and Information


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

ACCOUNT SERVICES

Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

Automatic Investing. From your bank account or paycheck.

Automatic Withdrawal. Scheduled, automatic redemptions.

IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

BROKERAGE SERVICES *

Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

INVESTMENT INFORMATION

Consolidated Statement. Overview of all of your accounts.

Shareholder Reports. Manager reviews of their strategies and results.

T. Rowe Price Report. Quarterly investment newsletter.

Performance Update. Quarterly review of all T. Rowe Price fund results.

Insights. Educational reports on investment strategies and markets.

Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.


T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS
Domestic
Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS
Domestic Taxable
Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!!
Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
Stock
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price Invest with Confidence (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202

     F59-051  8/31/02